Significant accounting policies (Policies)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Significant accounting policies
Basis of preparation

a)Basis of preparation

The condensed consolidated interim financial statements for the half-year reporting period ended December 31, 2023 have been prepared in accordance with IAS 34 Interim Financial Reporting. These financial statements comply with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), as applicable to interim financial reporting.

The condensed consolidated financial statements do not include all the notes of the type normally included in an annual financial report. Therefore, these financial statements should be read together with the annual financial statements for the fiscal year ended June 30, 2023.

The accounting policies adopted are consistent with those applied in the Company’s 2023 annual financial statements, except as disclosed below in note 1 (c).

Functional and presentation currency

The functional currency of Vast is Australian dollars (“AUD”) being the primary economic environment in which it operates. The presentation currency of Vast is United States (“US” or “$”) dollars.

a)Basis of preparation

Compliance with IFRS

The financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

Functional and presentation currency

The functional currency of Vast is Australian dollars (“AUD”) being the primary economic environment in which it operates.

The presentation currency of Vast is United States (“US” or “$”) dollars.

In accordance with IAS 21 The effects of change in foreign exchange rates, the financial statements for all years and periods presented have been translated into the presentation currency using the procedures outlined below:

●	The consolidated statements of profit or loss and comprehensive income and statement of cash flows for each year have been translated into US dollars using average foreign currency rates prevailing for the relevant period.
●	All assets and liabilities in the consolidated statements of financial position have been translated into US dollars at the exchange rate prevailing at each relevant reporting date.
●	The equity section of the consolidated statements of financial position has been translated into US dollars using historical rates i.e. translated using the rates of exchange in effect as of the dates of the various capital transactions.
●	All resulting exchange differences arising from the translation are included in other comprehensive income.
●	Loss per share has also been restated to US dollars to reflect the presentation currency.

The year-end exchange rate used was A$/US$ 1:0.6630 and 1:0.6889 as of June 30, 2023 and June 30, 2022, respectively.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in profit or loss.

Foreign currency translation reserve

Exchange differences arising on performing the above translation procedures are recognised in other comprehensive income and accumulated in a separate reserve within equity referred as foreign currency translation reserve. Differences arising on settlement or translation of monetary items are recognised in profit or loss.

Historical cost convention

The consolidated financial statements have been prepared on the basis of historical cost, as explained in the accounting policies below. Historical cost is generally based on the fair values of the consideration given in exchange for goods and services.

Going concern
b)	Going concern

Vast incurred a net loss of $281.5 million and $3.9 million for the half - years ended December 31, 2023 and 2022, respectively and used net cash in operating activities of $28.0 million and $2.8 million for the half - years ended December 31, 2023 and 2022, respectively. As of December 31, 2023, the Company had net current assets of $7.1 million and total net assets of $2.2 million. As of December 31, 2023, promissory notes totalling $5.4 million held by EDF were outstanding and included in the Company’s liabilities.

On January 12, 2024, Vast issued an additional 681,620 Ordinary Shares to Nabors Lux 2 S.a.r.l (“Nabors”) for a consideration of $7.0 million pursuant to the Nabors Backstop Agreement, as contemplated in the Business Combinations Agreement (“BCA”). In addition, under the BCA, Nabors granted Vast a term loan in the form of the Backstop Loan Agreement in an amount of up to $5.0 million which Vast expects to draw upon within the next 12 months.

The Company is forecasting that it will continue to incur significant operating cash outflows to fund the contracting, construction and commissioning of its current projects and to meet all of its obligations, including interest and principal payments on the outstanding debt. In particular, the development and delivery of projects “VS1” (a 30 MW / 288 MWh reference CSP plant located in

Port Augusta, South Australia) and “SM1” (a 20 ton per day solar methanol demonstration facility that will be co-located with and partially powered by VS1) will require substantial funding. These projects are expected to rely on outside sources of financing. The Australian Renewable Energy Agency’s (ARENA) has announced funding of up to AUD 65 million on February 13, 2023 for VS1. On January 27, 2023, ARENA also announced that Vast will receive up to AUD 19.5 million from ARENA and Vast’s consortium partner, Mabanaft will receive up to EUR 12.4 million from Projektträger Jülich on behalf of the German government for SM1, in each case as part of the HyGATE Program. The funding awards for VS1 and SM1 are each subject to multiple conditions precedent, including but not limited to the ability to provide sufficient equity to meet the balance of funding requirements for the projects, the projects achieving financial close prior to specified dates and securing relevant permitting and approvals such as a grid connection. In addition, the Australian Federal government has announced financial support for the development of VS1 of up to AUD 110 million, the terms and conditions of which (including, inter alia, achievement of financial close of VS1 by a specified date) are to be negotiated with the Department of Climate Change, Energy, the Environment and Water and approved by the Australian Federal Government.

Vast intends to raise additional funding through an external capital raise commencing early in the financial year ending June 30, 2025. Vast’s ability to pursue its growth strategy and to continue as a going concern is principally dependent on the ability of the Company to meet its cash flow forecasts and to raise additional funding as and when necessary.

As a result of the above, there is material uncertainty related to events or conditions that may cast significant doubt (or raise substantial doubt as contemplated by PCAOB standards) on Vast’s ability to continue as a going concern, and therefore, that the Company may be unable to realise its assets and discharge its liabilities in the normal course of business. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

b)	Going concern

Vast incurred a net loss of $15.2 million and $6.2 million for the years ended June 30, 2023 and 2022, respectively and used net cash in operating activities of $9.1 million and $4.1 million for the years ended June 30, 2023 and 2022, respectively. As of June 30, 2023, the Company had net current liabilities of $23.6 million and a net total deficit of $29.4 million. As of June 30, 2023, loans and convertible promissory notes totalling $19.8 million held by the Company’s parent entity, AgCentral Energy Pty Limited (“AgCentral Energy”) due to mature on December 31, 2023, were outstanding and included in the current liabilities.

The Company is forecasting that it will continue to incur significant operating cash outflows to fund its expansion and to meet all of its obligations, including interest and principal payments on the outstanding debt. As such, the ability of Vast to continue as a going concern is principally dependent on one or more of the following: (1) Successful completion of the Business Combination as described below; (2) the ability of the Company to meet its cash flow forecasts; and (3) the ability of the Company to raise funding as and when necessary. As a result of the above, there is material uncertainty related to events or conditions that may cast significant doubt (or raise substantial doubt as contemplated by PCAOB standards) on Vast’s ability to continue as a going concern, and therefore, that the Company may be unable to realise its assets and discharge its liabilities in the normal course of business. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

On February 13, 2023, AgCentral Pty Limited (“AgCentral”), transferred to AgCentral Energy, all interests held in the Company as of that date, represented by ordinary shares, convertible loan notes and investor loans. On February 14, 2023, Vast entered into a Business Combination Agreement (“BCA”) with the intention to merge with and into Nabors Energy Transition Corp (“NETC”), subject to certain conditions. Concurrently with signing of the BCA, Vast entered into a Noteholder Support and Loan Termination Agreement whereby each of the convertible promissory notes held by AgCentral Energy will be discharged and terminated in exchange for Vast shares, as repayment of all the principal outstanding and accrued interest. Concurrently with the signing of the BCA, Nabors Lux 2 S.a.r.l., an affiliate of Nabors (“Nabors Lux”) and AgCentral Energy entered into a subscription agreement with Vast, pursuant to which, among other things, Nabors Lux and AgCentral Energy have each agreed to subscribe for and purchase up to $5.0 million (or $10.0 million in aggregate principal amount) of Senior Secured Convertible Notes from Vast in a private placement to be funded in accordance with the Notes Subscription Agreement.

On February 15 and June 27, 2023, Nabors Lux funded its $5.0 million of commitment under the Notes Subscription Agreement. On April 13, 2023, AgCentral Energy funded $2.5 of its $5.0 million commitment under the Notes Subscription Agreement. Nabors Lux and AgCentral Energy also entered into an Equity Subscription Agreement, pursuant to which they agreed to commit up to $15.0 million each (or $30.0 million in aggregate) (in each case, reduced dollar for dollar by the proceeds received from Nabors Lux and AgCentral Energy as applicable, pursuant to the Notes Subscription Agreement), in a private placement for Vast common shares at completion of the BCA. Vast may also enter into additional agreements with third parties, for private placements of additional shares or convertible notes (the PIPE financing). On August 15, 2023 AgCentral Energy funded the remaining $2.5 million of its $5.0 million commitment under the Senior Secured Convertible Notes Subscription Agreement. On September 18, 2023, Vast entered into a Subscription Agreement with Canberra Airport Group through which, subject to completion of the BCA, Vast would issue 490,179 Vast ordinary shares for a subscription amount of $5 million and a further maximum of 490,197 Vast ordinary shares for a subscription amount of $5 million (less $1 for each of $3 of additional investments), securing $10 million of the total financing required under the BCA.

Revenue recognition

c)Revenue recognition

Revenue is recognised at an amount that reflects the consideration to which Vast is expected to be entitled in exchange for transferring goods to a customer. For each contract with a customer, Vast:

●	identifies the contract with a customer;
●	identifies the performance obligations in the contract;
●	determines the transaction price;
●	allocates the transaction price to the separate performance obligations on the basis of the relative stand-alone selling price of each distinct good to be delivered;
●	and recognises revenue when or as each performance obligation is satisfied in a manner that depicts the transfer to the customer of the goods promised.

Variable consideration within the transaction price, if any, reflects concessions provided to the customer such as discounts, rebates and refunds, any potential bonuses receivable from the customer and any other contingent events. Such estimates are determined using either the ‘expected value’ or ‘most likely amount’ method. The measurement of variable consideration is subject to a constraining principle whereby revenue will only be recognised to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur. The measurement constraint continues until the uncertainty associated with the variable consideration is subsequently resolved. Amounts received that are subject to the constraining principle are initially recognised as deferred revenue in the form of a separate refund liability.

Please refer to Note 3 — Revenue from customers for further information on the accounting of the Company’s revenue from contract with customers.

All revenue is stated net of the amount of goods and services tax (GST).

Government grants

d)Government grants

Vast recognises grant income from the contributions received from the government which is measured at the fair value of the consideration received or receivable.

Government grants are not recognised until there is reasonable assurance that Vast will comply with the conditions attaching to them and that the grants will be received.

Government grants related to income are presented on a gross basis and are recognised in profit or loss on a systematic basis over the periods in which Vast recognises as expenses the related costs which the grants are intended to compensate.

Investment allowances and similar tax incentives

Vast is entitled to qualifying expenditure under the Research and Development Tax Incentive regime. Vast accounts for such allowances as government grants which means they are recognised in the income over the period in which the related research and development (R&D) expenses are recognised in accordance with IAS 20.

Specifically, government grants whose primary condition is that Vast should purchase, construct, or otherwise acquire non-current assets (including property, plant and equipment) are recognised as deferred income in the consolidated statements of financial position and transferred to profit or loss on a systematic and rational basis over the useful lives of the related assets

Please refer to Note 4 — Grant income for further information accounting for government grants.

Finance income

e)Finance income

Finance income from a financial asset is recognised when it is probable that the economic benefits will flow to Vast and the amount of revenue can be measured reliably. Finance income is accrued on a time basis, by reference to the principal outstanding and at the effective interest rate applicable, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset to that asset’s net carrying amount on initial recognition.

Segment reporting

f)Segment reporting

The Company operates as one operating segment. The Company’s board of directors (Board), who are the chief operating decision maker (CODM), reviews the financial information on a consolidated basis for the purpose of allocating resources and assessing performance.

Employee benefits

g)Employee benefits

(i)Short term obligations

Liabilities for wages and salaries, including non-monetary benefits, annual leave and accumulating sick leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognised in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current employee benefit obligations in the consolidated statements of financial position.

(ii)Other long term employee benefit obligations

Vast also has liabilities for long service leave and annual leave that are not expected to be settled wholly within 12 months after the end of the period in which the employees render the related service. These obligations are therefore measured as the present value of expected future payments to be made in respect of services provided by employees up to the end of the reporting period.

The obligation is presented as non-current liabilities under provisions for employee benefits in the consolidated statements of financial position.

(iii)Share-based payment arrangement

The grant-date fair value of equity-settled share-based payment arrangements granted to employees with non-vesting conditions is recognised as an expense, with a corresponding increase in equity, over the vesting period of the awards. The Management Equity Plan shares did not have any vesting conditions, the excess of the grant date fair value of the shares and the amount paid by the employees was therefore recognised as share-based payment expense in full at the time of the grant of the shares.

Taxation

h)Taxation

Income tax expense represents the sum of the tax currently payable and deferred tax.

Current tax

The tax currently payable is based on taxable profit for the year. Taxable profit differs from profit before tax as reported in the consolidated statements of profit or loss and other comprehensive income because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. Vast’s current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period. These are recognised in profit or loss, except when it relates to items that are recognised in other comprehensive income or directly in equity, in which case the current tax is also recognised in other comprehensive income or directly in equity, respectively. Where current tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

Deferred Income tax

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are not recognised if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realised, or the deferred income tax liability is settled.

Deferred tax assets are recognised only if it is probable that future taxable amounts will be available to utilise those temporary differences and losses.

Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realise the asset and settle the liability simultaneously.

Current and deferred tax is recognised in profit or loss, except to the extent that it relates to items recognised in other comprehensive income or directly in equity. In this case, the tax is also recognised in other comprehensive income or directly in equity, respectively.

A deferred tax asset is recognised for unclaimed tax credits that are carried forward as deferred tax assets.

Cash and cash equivalents

i)Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held at call with banks, other short-term highly liquid investments with original maturities of three months or less which are convertible to a known amount of cash and subject to an insignificant risk of change in value, and bank overdrafts.

Property, plant and equipment

j)Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses.

Depreciation is recognised so as to write off the cost or valuation of assets less their residual values over their useful lives, using the straight-line method. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

Depreciation rates and methods shall be reviewed at least annually and, where changed, shall be accounted for as a change in accounting estimate. Where depreciation rates or methods are changed, the net written down value of the asset is depreciated from the date of the change in accordance with the new depreciation rate or method. Depreciation recognised in prior financial years shall not be changed, that is, the change in depreciation rate or method shall be accounted for on a ‘prospective ‘basis.

The depreciation rates used for each class of depreciable assets are:

Class of Property, plant and equipment	Depreciation rate
Office equipment	10 – 50%

An item of property, plant and equipment is derecognised upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognised in profit or loss.

Impairment of assets

At the end of each reporting period, Vast reviews the carrying amounts of its tangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). When it is not possible to estimate the recoverable amount of an individual asset, Vast estimates the recoverable amount of the cash-generating unit to which the asset belongs. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognised immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the impairment loss is treated as a revaluation decrease.

When an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognised immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the reversal of the impairment loss is treated as a revaluation increase.

Provisions

k)Provisions

Provisions are recognised when Vast has a present obligation (legal or constructive) as a result of a past event, it is probable that Vast will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognised as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (where the effect of the time value of money is material).

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognised as an asset if it is virtually certain that reimbursement will be received, and the amount of the receivable can be measured reliably.

Financial instruments

l)Financial instruments

Financial assets and financial liabilities are recognised when Vast becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognised immediately in profit or loss.

All regular way purchases or sales of financial assets are recognised and derecognised on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

All recognised financial assets are measured subsequently in their entirety at either amortised cost.

Classification of financial assets

Debt instruments that meet the following conditions are measured subsequently at amortised cost:

●	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Vast’s financial assets at amortised cost includes trade receivables.

Amortised cost and effective interest method

The amortised cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, adjusted for any loss allowance. The gross carrying amount of a financial asset is the amortised cost of a financial asset before adjusting for any loss allowance.

Impairment of financial assets

Vast recognises a loss allowance for expected credit losses on trade receivables. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument.

Vast always recognises lifetime expected credit losses (ECL) for trade receivables. The expected credit losses on these financial assets are estimated using a provision matrix based on Vast’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date, including time value of money where appropriate.

Derecognition of financial assets

Vast derecognises a financial asset when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another party. On derecognition of a financial asset in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss that had been recognised in other comprehensive income and accumulated in equity is recognised in profit or loss.

Financial liabilities and equities

Classification as debt or equity

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the entity are recognised at the proceeds received, net of direct issue costs.

Derivative financial instruments

Derivatives are recognised initially at fair value at the date a derivative contract is entered into and are subsequently remeasured to their fair value at each reporting date. The resulting gain or loss is recognised in profit or loss immediately.

Embedded derivatives

An embedded derivative is a component of a hybrid contract that also includes a non-derivative host — with the effect that some of the cash flows of the combined instrument vary in a way similar to a stand-alone derivative.

Derivatives embedded in hybrid contracts with hosts that are not financial assets within the scope of IFRS 9 (e.g. financial liabilities) are treated as separate derivatives when they meet the definition of a derivative, their risks and characteristics are not closely related to those of the host contracts and the host contracts are not measured at fair value through profit or loss (FVTPL). Further, such derivatives are initially recognised at fair value and the residual amount is the initial carrying value of the host contract liability.

An embedded derivative is presented as a non-current asset or non-current liability if the remaining maturity of the hybrid instrument to which the embedded derivative relates is more than 12 months and is not expected to be realised or settled within 12 months.

Other financial liabilities

Other financial liabilities, including borrowings and trade and other payables, are initially measured at fair value, net of transaction costs. Trade and other payables are recognised and are accrued at year end. Other financial liabilities such as interest-bearing loans and borrowings are subsequently measured at amortised cost using the effective interest method, with interest expense recognised on an effective yield basis.

The effective interest method is a method of calculating the amortised cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability, or (where appropriate) a shorter period, to the net carrying amount on initial recognition.

Modification of financial liabilities:

When the contractual terms of a financial liability are substantially modified, it is accounted for as an extinguishment of the original debt instrument and the recognition of a new financial liability. Quantitatively, a modification to the terms of a financial liability is substantial if the net present value of the cash flows under the modified terms, including any fees paid net of any fees received, is at least 10 percent different from the net present value of the remaining cash flows of the liability prior to the modification, both discounted at the original effective interest rate.

The new debt instrument is recorded at fair value and any difference from the carrying amount of the extinguished liability, including any non-cash consideration transferred, is recorded in profit or loss.

If a modification to the terms of a financial liability is not substantial, then the amortised cost of the liability is recalculated as the present value of the estimated future contractual cash flows, discounted at the original effective interest rate. The resulting gains or losses are recognised in profit or loss. Any costs or fees incurred adjust the carrying amount of the modified financial liability and are amortised over its term.

Where the counterparty is a shareholder and changes to terms and conditions were not made to reflect changes in market conditions, the resulting gain or loss from the modification or extinguishment is recognised as a contribution from/distribution to shareholders directly in equity.

Derecognition of financial liabilities

Vast derecognises financial liabilities when, and only when, Vast’s obligations are discharged, cancelled or they expire. The difference between the carrying amount of the financial liability derecognised and the consideration paid and payable is recognised in the consolidated statements of profit or loss and other comprehensive income.

Offsetting of financial instruments

Financial assets and financial liabilities are offset, and the net amount is reported in the consolidated statements of financial position if there is a currently enforceable legal right to offset the recognised amounts and there is an intention to settle on a net basis, to realise the assets and settle the liabilities simultaneously.

Goods and Services Tax

m)Goods and Services Tax

Revenues, expenses and assets are recognised net of the amount of goods and services tax (GST), except where the amount of GST incurred is not recoverable from the taxation authority, it is recognised as part of the cost of acquisition of an asset or as part of an item of expense.

The net amount of GST recoverable from, or payable to, the taxation authority is included as part of receivables or payables. This is calculated on a cash-settled basis and then accrued for a year end.

Cash flows are included in the cash flow statement on a gross basis. The GST component of cash flows arising from investing and financing activities which is recoverable from, or payable to, the taxation authority is classified within operating cash flows.

Leases

n)Leases

Vast as lessee

Vast assesses whether a contract is or contains a lease, at inception of the contract. Vast recognises a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets (such as tablets and personal computers, small items of office furniture and telephones). For these leases, Vast recognises the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease, if this rate cannot be readily determined, the lessee uses its incremental borrowing rate.

Lease payments included in the measurement of the lease liability comprise:

●	fixed lease payments (including in substance fixed payments), less any lease incentives receivable;
●	variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;
●	the amount expected to be payable by the lessee under residual value guarantees;
●	the exercise price of purchase options, if the lessee is reasonably certain to exercise the options; and
●	payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease

The lease liability is presented as a separate line in the consolidated statements of financial position. The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.

Vast remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:

●	the lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate;
●	the lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used)
●	a lease contract is modified, and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.

Right-of-use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that Vast expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease. The right-of-use assets are presented as a separate line in the consolidated statements of financial position.

Application of new and revised Accounting Standards

c)Application of new and amended accounting standards adopted by the group

A number of amended standards became applicable for the current reporting period. The group did not have to change its accounting policies or make retrospective adjustments as a result of adopting these amended standards.

o)Application of new and revised Accounting Standards

(i)New standards and amendments — applicable July 1, 2022

In the current year, Vast has applied a number of amendments to Accounting Standards and Interpretations issued by the International Financial Reporting Standards (IFRS) that are effective for an annual period that begins on or after July 1, 2022. Unless otherwise stated below, their adoption has not had any material impact on the disclosures or on the amounts reported in these financial statements.

Title	Key requirements	Effective date
Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12

The amendments to IAS 12 Income Taxes require companies to recognise deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. They will typically apply to transactions such as leases of lessees and decommissioning obligations and will require the recognition of additional deferred tax assets and liabilities. The amendment should be applied to transactions that occur on or after the beginning of the earliest comparative period presented. In addition, entities should recognise deferred tax assets (to the extent that it is probable that they can be utilised) and deferred tax liabilities at the beginning of the earliest comparative period for all deductible and taxable temporary differences associated with:

●
right-of-use assets and lease liabilities, and
●
decommissioning, restoration and similar liabilities, and the corresponding amounts recognised as part of the cost of the related assets.

The cumulative effect of recognising these adjustments is recognised in retained earnings, or another component of equity, as appropriate. IAS 12 did not previously address how to account for the tax effects of on-balance sheet leases and similar transactions and various approaches were considered acceptable. Some entities may have already accounted for such transactions consistent with the new requirements. These entities will not be affected by the amendments.

Vast has elected to early adopt the above amendment from July 1, 2019.

January 1, 2023

Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2

The IASB amended IAS 1 to require entities to disclose their material rather than their significant accounting policies. The amendments define what is ‘material accounting policy information’ and explain how to identify when accounting policy information is material. They further clarify that immaterial accounting policy information does not need to be disclosed. If it is disclosed, it should not obscure material accounting information. To support this amendment, the IASB also amended IFRS Practice Statement 2 Making Materiality Judgements to provide guidance on how to apply the concept of materiality to accounting policy disclosures.

Vast has elected to early adopt the above amendment from July 1, 2020.

January 1, 2023

Title	Key requirements	Effective date
Definition of Accounting Estimates – Amendments to IAS 8

The amendment to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors clarifies how companies should distinguish changes in accounting policies from changes in accounting estimates. The distinction is important, because changes in accounting estimates are applied prospectively to future transactions and other future events, but changes in accounting policies are generally applied retrospectively to past transactions and other past events as well as the current period.

The adoption of this amendment had no effect for Vast.

January 1, 2023

(ii)Forthcoming requirements

The following standards and interpretations apply for the first time to financial reporting periods commencing on or after December 31, 2022. The Company does not plan to adopt these standards early. Application is not expected to result in material changes to Vast’s future financial reports, however the quantitative effects of adopting these standards has not yet been determined.

Title	Key requirements	Effective date
Classification of Liabilities as Current or Non-current – Amendments to IAS 1

The narrow-scope amendments to IAS 1 Presentation of Financial Statements clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (e.g. the receipt of a waiver or a breach of covenant). The amendments also clarify what IAS 1 means when it refers to the ‘settlement’ of a liability. The amendments could affect the classification of liabilities, particularly for entities that previously considered management’s intentions to determine classification and for some liabilities that can be converted into equity. They must be applied retrospectively in accordance with the normal requirements in IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors.

January 1, 2024

Lease Liability in a Sale and Leaseback – (Amendments to IFRS 16)	The amendment clarifies how a seller-lessee subsequently measures sale and leaseback transactions that satisfy the requirements in IFRS 15 to be accounted for as a sale.	January 1, 2024

Non-current Liabilities with Covenants – (Amendments to IAS 1)	The amendment clarifies how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability.	January 1, 2024

Title	Key requirements	Effective date
Sale or contribution of assets between an investor and its associate or joint venture – Amendments to IFRS 10 and IAS 28

The IASB has made limited scope amendments to IFRS 10 Consolidated financial statements and IAS 28 Investments in associates and joint ventures.

The amendments clarify the accounting treatment for sales or contribution of assets between an investor and its associates or joint ventures. They confirm that the accounting treatment depends on whether the non-monetary assets sold or contributed to an associate or joint venture constitute a ‘business’ (as defined in IFRS 3 Business Combinations).

Where the non-monetary assets constitute a business, the investor will recognise the full gain or loss on the sale or contribution of assets. If the assets do not meet the definition of a business, the gain or loss is recognised by the investor only to the extent of the other investor’s interests in the associate or joint venture. The amendments apply prospectively.

n/a**
**	In December 2015 the IASB decided to defer the application date of this amendment until such time as the IASB has finalised its research project on the equity method.

Critical accounting judgments and key sources of estimation uncertainty and errors

p)Critical accounting judgments and key sources of estimation uncertainty and errors

In the application of Vast’s accounting policies, which are described above, the directors of Vast are required to make judgements, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

Key sources of estimation uncertainty

Effective interest rate on convertible notes

Effective interest rate is the rate that discounts estimated future cash payments through the expected life of the financial liability to the amortised cost of a financial liability. In calculating interest expense, the effective interest rate is applied by Vast to the amortised cost of the liability.

Useful lives and impairment of property, plant and equipment

As described at (j) above, Vast reviews the estimated useful lives of property, plant and equipment at the end of each reporting period and the carrying amounts to determine whether there is any indication an impairment loss is required.

Deferred consideration

The deferred consideration is dependent on the joint venture achieving agreed project milestones. SiliconAurora Pty Limited (“SiliconAurora”) expects the project milestones to be met and as such Vast expects that payment will be required before the end of June 30, 2024. The fair value of the deferred consideration was calculated using an annual discount rate of 7.28%. Refer to Note 12.b(ii) — Interest in other entities for further details.

Employee entitlements

Vast’s employee entitlements are calculated based on estimates in future increases in wages and salaries, future on cost rates, and experience of employee departures and period of service. Vast reviews these estimates in each reporting period.

Recovery of deferred tax assets

Deferred tax assets are recognised for deductible temporary differences only if Vast considers it is probable that future taxable amounts will be available to utilise those temporary differences and losses.

Incremental borrowing rate

Where the interest rate implicit in a lease cannot be readily determined, an incremental borrowing rate is estimated to discount future lease payments to measure the present value of the lease liability at the lease commencement date. Such a rate is based on what Vast’s estimates it would have to pay a third party to borrow the funds necessary to obtain an asset of a similar value to the right-of-use asset, with similar terms, security and economic environment.

Lease term

The lease term is a significant component in the measurement of both the right-of-use asset and lease liability. Judgement is exercised in determining whether there is reasonable certainty that an option to extend the lease or purchase the underlying asset will be exercised, or an option to terminate the lease will not be exercised, when ascertaining the periods to be included in the lease term. In determining the lease term, all facts and circumstances that create an economical incentive to exercise an extension option, or not to exercise a termination option, are considered at the lease commencement date. Factors considered may include the importance of the asset to Vast’s operations; comparison of terms and conditions to prevailing market rates; incurrence of significant penalties; existence of significant leasehold improvements; and the costs and disruption to replace the asset. Vast reassesses whether it is reasonably certain to exercise an extension option, or not exercise a termination option, if there is a significant event or significant change in circumstances.

Principles of consolidation

q)Principles of consolidation

The consolidated financial statements incorporate the financial statements of Vast and entities controlled by the Company (i.e. its subsidiaries) up to the reporting date.

Control is achieved when the Company:

●	Has the power over the investee
●	Is exposed, or has rights, to variable returns from its involvements with the investee
●	Has the ability to use its power to affects its returns

The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

When Vast has less than a majority of the voting rights of an investee, it considers that it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. Vast considers all relevant facts and circumstances in assessing whether or not Vast’s voting rights in an investee are sufficient to give it power, including:

●	The size of Vast’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders
●	Potential voting rights held by Vast, other vote holders or other parties
●	Rights arising from other contractual arrangements
●	Any additional facts and circumstances that indicate that Vast has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

(i)Subsidiaries

Subsidiaries are all entities (including structured entities) over which Vast has control. Vast controls an entity where Vast is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to Vast. They are deconsolidated from the date that control ceases.

Inter-company transactions, balances and unrealised gains on transactions between companies are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by Vast.

(ii)Joint arrangements

Under IFRS 11 Joint Arrangements investments in joint arrangements are classified as either joint operations or joint ventures. The classification depends on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement.

In February 2021, the Company entered into a joint development agreement which have been considered as joint operations. It recognises its direct right to the assets, liabilities, revenues and expenses of joint operations and its share of any jointly held or incurred assets, liabilities, revenues and expenses. These have been incorporated in the financial statements under the appropriate headings. Details of the joint operation are set out in Note 12.b(i) — Interest in other entities.

Further, in June 2022, Vast entered into a joint venture to enable development of a battery energy storage system (BESS) and CSP projects to generate clean, low-cost energy sources. The Aurora Energy Project is commissioned by SiliconAurora having their principal place of business in Melrose Park, South Australia. The project is co-developed by Vast Solar Aurora Pty Ltd (VSA) and 1414 Degrees Limited (14D) via SiliconAurora Pty Ltd. VSA is a wholly owned subsidiary of the Company. VSA acquired 50% of the shares in SiliconAurora from 14D, and the Company will be the guarantor for VSA. Details of the joint venture are set out in Note 12.b (ii)  — Interest in other entities.

Contributed equity

r)Contributed equity

Ordinary shares with voting rights are classified as issued capital within equity. Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction, net of tax, from the proceeds.

Dividends

Provision is made for the amount of any dividend declared, being appropriately authorised and no longer at the discretion of the entity, on or before the end of the reporting period but not distributed at the end of the reporting period.

Earnings per share

s)Earnings per share

(i)Basic earnings per share

Basic earnings per share is calculated by dividing

●	the profit attributable to owners of Vast, excluding any costs of servicing equity other than ordinary shares;
●	by the weighted average number of ordinary shares outstanding during the financial year

(ii)Diluted earnings per share

Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares, such as convertible notes.